Related Party Transactions	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

Included in accounts payable at September 30, 2022 and December 31, 2021 is $0 and $30,000, respectively, due to Sports Industry of India, Inc., a stockholder of the Company.

During the three and nine months ended September 30, 2022, the Company paid its Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) compensation totaling $35,000. The CEO and CFO are shareholders of the Company.

Note 6 – Related Party Transactions Included in accounts payable is $30,000 due to Sports Industry of India, Inc., a stockholder of the Company.